Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

August 31, 2020

AXM1-QTLY-1020
1.9860271.106

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 16.3%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)(b)	13,900	$2,188,972
Entertainment - 2.1%
Activision Blizzard, Inc.	117,434	9,808,088
CD Projekt RED SA (a)	37,800	4,500,611
Electronic Arts, Inc. (a)	44,169	6,160,250
		20,468,949
Interactive Media & Services - 14.0%
Alphabet, Inc. Class A (a)	34,902	56,873,856
Facebook, Inc. Class A (a)	178,769	52,415,071
Match Group, Inc. (a)	15,143	1,691,170
Tencent Holdings Ltd.	355,217	24,267,843
Wise Talent Information Technology Co. Ltd. (a)	507,800	1,273,899
Zoominfo Technologies, Inc.	65,300	2,534,946
		139,056,785

TOTAL COMMUNICATION SERVICES		161,714,706

CONSUMER DISCRETIONARY - 14.0%
Automobiles - 1.6%
Ferrari NV	31,425	6,120,019
Tesla, Inc. (a)	18,800	9,368,416
XPeng, Inc. ADR (a)	10,900	223,450
		15,711,885
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	412,056	5,158,941
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	119,900	392,047
Household Durables - 1.6%
D.R. Horton, Inc.	124,703	8,900,053
NVR, Inc. (a)	1,139	4,747,739
Toll Brothers, Inc.	57,500	2,427,650
		16,075,442
Internet & Direct Marketing Retail - 9.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	91,934	26,387,816
Amazon.com, Inc. (a)	17,007	58,690,477
Delivery Hero AG (a)(c)	10,500	1,127,966
Fiverr International Ltd. (a)	4,518	545,097
Pinduoduo, Inc. ADR (a)	21,944	1,951,699
The RealReal, Inc. (a)	85,400	1,371,524
		90,074,579
Textiles, Apparel & Luxury Goods - 1.2%
Aritzia LP (a)	26,300	376,650
LVMH Moet Hennessy Louis Vuitton SE	18,487	8,681,914
Prada SpA (a)	698,600	2,735,159
		11,793,723

TOTAL CONSUMER DISCRETIONARY		139,206,617

CONSUMER STAPLES - 4.2%
Beverages - 1.8%
Fever-Tree Drinks PLC	186	5,109
Kweichow Moutai Co. Ltd. (A Shares)	34,380	8,968,434
Monster Beverage Corp. (a)	107,200	8,989,792
		17,963,335
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	57,400	2,095,674
Food Products - 0.2%
The Simply Good Foods Co. (a)	58,692	1,458,496
Household Products - 1.3%
Energizer Holdings, Inc.	125,686	5,818,005
Reckitt Benckiser Group PLC	72,753	7,302,870
		13,120,875
Personal Products - 0.7%
Herbalife Nutrition Ltd. (a)	143,500	7,053,025

TOTAL CONSUMER STAPLES		41,691,405

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Reliance Industries Ltd.	505,416	14,355,301
Reliance Industries Ltd. (a)	35,487	578,157
		14,933,458
FINANCIALS - 1.3%
Banks - 0.4%
HDFC Bank Ltd.	29,508	449,469
HDFC Bank Ltd. sponsored ADR	58,119	2,882,702
Metro Bank PLC (a)(b)	18,320	24,093
		3,356,264
Capital Markets - 0.9%
CME Group, Inc.	43,543	7,657,907
JMP Group, Inc.	284	696
MSCI, Inc.	1,589	593,126
Tradeweb Markets, Inc. Class A	8,807	504,553
XP, Inc. Class A (a)	9,300	459,327
		9,215,609

TOTAL FINANCIALS		12,571,873

HEALTH CARE - 16.6%
Biotechnology - 6.3%
AbbVie, Inc.	132,442	12,683,970
ACADIA Pharmaceuticals, Inc. (a)	38,100	1,508,379
Affimed NV (a)	60,523	208,804
Aimmune Therapeutics, Inc. (a)(b)	47,482	1,624,834
Applied Therapeutics, Inc. (a)	55,746	1,343,479
Atara Biotherapeutics, Inc. (a)	48,500	653,780
BioNTech SE ADR (a)(b)	35,347	2,165,004
CRISPR Therapeutics AG (a)(b)	12,600	1,177,596
Cytokinetics, Inc. (a)	46,437	1,112,631
Galapagos Genomics NV sponsored ADR (a)	13,800	1,837,608
Gamida Cell Ltd. (a)(b)	199,332	869,088
Global Blood Therapeutics, Inc. (a)	6,000	376,680
Innovent Biologics, Inc. (a)(c)	151,000	1,003,244
Insmed, Inc. (a)	237,206	6,686,837
Neurocrine Biosciences, Inc. (a)	57,600	6,705,792
Regeneron Pharmaceuticals, Inc. (a)	22,900	14,196,397
Rubius Therapeutics, Inc. (a)	10,687	51,458
Sarepta Therapeutics, Inc. (a)	3,400	497,828
Seres Therapeutics, Inc. (a)	19,800	524,502
Vertex Pharmaceuticals, Inc. (a)	25,972	7,249,305
Viela Bio, Inc.	8,300	279,627
		62,756,843
Health Care Equipment & Supplies - 4.0%
Axonics Modulation Technologies, Inc. (a)	31,600	1,335,416
Danaher Corp.	43,317	8,943,661
Haemonetics Corp. (a)	36,893	3,307,826
Hologic, Inc. (a)	147,000	8,778,840
Intuitive Surgical, Inc. (a)	13,309	9,726,750
Nevro Corp. (a)	12,400	1,705,496
Penumbra, Inc. (a)	11,814	2,470,898
Quidel Corp. (a)	19,200	3,378,432
		39,647,319
Health Care Providers & Services - 1.2%
Guardant Health, Inc. (a)	4,485	428,318
UnitedHealth Group, Inc.	36,208	11,316,810
		11,745,128
Health Care Technology - 1.1%
Inspire Medical Systems, Inc. (a)	36,218	4,326,240
Schrodinger, Inc.	3,500	211,610
Simulations Plus, Inc.	1,800	107,244
Veeva Systems, Inc. Class A (a)	21,797	6,152,639
		10,797,733
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	16,404	1,880,226
Berkeley Lights, Inc. (a)	16,100	1,052,940
Bio-Rad Laboratories, Inc. Class A (a)	2,000	1,017,180
Bruker Corp.	82,163	3,452,489
Charles River Laboratories International, Inc. (a)	11,300	2,474,135
Codexis, Inc. (a)	79,696	1,099,805
Fluidigm Corp. (a)	130,800	1,026,780
Nanostring Technologies, Inc. (a)	46,600	1,886,368
Thermo Fisher Scientific, Inc.	20,330	8,721,163
		22,611,086
Pharmaceuticals - 1.8%
AstraZeneca PLC sponsored ADR	160,770	9,003,120
Eli Lilly & Co.	55,500	8,235,645
Reata Pharmaceuticals, Inc. (a)(b)	6,000	629,700
		17,868,465

TOTAL HEALTH CARE		165,426,574

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	5,695	2,845,621
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	53,500	4,328,150
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	24,800	2,085,184
Commercial Services & Supplies - 0.4%
Cintas Corp.	11,100	3,698,964
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	37,400	7,105,252
Industrial Conglomerates - 0.8%
General Electric Co.	563,600	3,573,224
Roper Technologies, Inc.	9,843	4,204,831
		7,778,055
Machinery - 0.6%
Ingersoll Rand, Inc. (a)	166,328	5,831,460
Professional Services - 1.0%
Dun & Bradstreet Holdings, Inc. (a)	28,100	712,616
Equifax, Inc.	55,564	9,349,754
Upwork, Inc. (a)	2,517	38,334
		10,100,704
Road & Rail - 1.1%
Rumo SA (a)	467,700	1,929,364
Uber Technologies, Inc. (a)	275,740	9,273,136
		11,202,500
Trading Companies & Distributors - 0.1%
Fastenal Co.	11,300	552,118

TOTAL INDUSTRIALS		55,528,008

INFORMATION TECHNOLOGY - 37.5%
Electronic Equipment & Components - 0.6%
II-VI, Inc. (a)	50,300	2,238,350
Novanta, Inc. (a)	2,100	225,057
SYNNEX Corp.	27,500	3,496,625
		5,960,032
IT Services - 5.0%
Adyen BV (a)(c)	1,500	2,528,478
Black Knight, Inc. (a)	68,605	5,769,681
CACI International, Inc. Class A (a)	4,200	983,598
Edenred SA	313	16,162
MasterCard, Inc. Class A	17,373	6,222,835
MongoDB, Inc. Class A (a)(b)	20,800	4,863,040
Okta, Inc. (a)	12,211	2,629,883
Shopify, Inc. Class A (a)	6,322	6,752,789
Square, Inc. (a)	55,500	8,855,580
Visa, Inc. Class A	54,843	11,626,168
		50,248,214
Semiconductors & Semiconductor Equipment - 9.8%
ASML Holding NV	20,433	7,645,620
Enphase Energy, Inc. (a)	28,300	2,185,609
Lam Research Corp.	2,600	874,484
MediaTek, Inc.	22,000	416,323
Monolithic Power Systems, Inc.	2,100	560,973
NVIDIA Corp.	73,001	39,054,075
NXP Semiconductors NV	83,264	10,471,281
Qualcomm, Inc.	210,340	25,051,494
Semiconductor Manufacturing International Corp. (a)	81,500	257,459
SiTime Corp.	11,800	777,384
SolarEdge Technologies, Inc. (a)	8,400	1,857,660
Teradyne, Inc.	32,500	2,761,525
Universal Display Corp.	29,900	5,247,450
		97,161,337
Software - 15.4%
Adobe, Inc. (a)	66,204	33,988,472
Agora, Inc. ADR (a)(b)	1,400	66,892
Cloudflare, Inc. (a)	23,346	893,218
Datadog, Inc. Class A (a)	2,423	202,442
Duck Creek Technologies, Inc. (a)	1,100	42,889
Elastic NV (a)	988	107,277
FireEye, Inc. (a)	143,200	2,102,176
Manhattan Associates, Inc. (a)	36,173	3,517,824
Microsoft Corp.	392,068	88,423,096
NICE Systems Ltd. sponsored ADR (a)	12,000	2,758,200
Salesforce.com, Inc. (a)	78,102	21,294,510
		153,396,996
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	469,500	60,584,280
Samsung Electronics Co. Ltd.	124,790	5,674,637
		66,258,917

TOTAL INFORMATION TECHNOLOGY		373,025,496

MATERIALS - 1.0%
Chemicals - 0.8%
Albemarle Corp. U.S.	19,300	1,756,493
Sherwin-Williams Co.	8,769	5,884,437
		7,640,930
Construction Materials - 0.2%
Eagle Materials, Inc.	22,100	1,807,117

TOTAL MATERIALS		9,448,047

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	59,361	14,789,793
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	21,200	1,087,348

TOTAL REAL ESTATE		15,877,141

TOTAL COMMON STOCKS
(Cost $490,767,085)		989,423,325

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (a)(d)(e)(f)	287,000	269,780
Health Care Technology - 0.1%
Vor Biopharma, Inc. (e)(f)	952,039	495,060

TOTAL HEALTH CARE		764,840

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(e)(f)	38,419	1,203
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (e)(f)	21,131	581,103
Series C3 (e)(f)	26,414	726,385
		1,307,488
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,037,141)		2,073,531

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.12% (g)	8,320,220	8,321,884
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	7,578,972	7,579,730
TOTAL MONEY MARKET FUNDS
(Cost $15,901,614)		15,901,614
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $508,705,840)		1,007,398,470
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(13,814,413)
NET ASSETS - 100%		$993,584,057

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,659,688 or 0.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,073,531 or 0.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Illuminated Holdings, Inc. Series C2	7/7/20	$528,275
Illuminated Holdings, Inc. Series C3	7/7/20	$792,420
Nuvation Bio, Inc. Series A	6/17/19	$221,386
Vor Biopharma, Inc.	6/30/20	$495,060

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,318
Fidelity Securities Lending Cash Central Fund	116,411
Total	$141,729

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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